Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill Gross	$ 812,168	$ 812,168	$ 812,761
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	647,757	647,757	648,350
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill Gross	245,679	245,679	246,272
Goodwill Impaired Accumulated Impairment Loss	0	0	0
Goodwill (net amounts)	245,679	245,679	246,272
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill Gross	566,489	566,489	566,489
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 402,078	$ 402,078	$ 402,078